SHARE-BASED COMPENSATION - Status of restricted stock (Details) - Restricted shares	12 Months Ended
Jun. 30, 2023 $ / shares shares
Outstanding Restricted Shares, Number	3,094,887
Fair Value per Share 1.04
Outstanding Restricted Shares, Number	1,094,887
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)	1 year 8 months 1 day
Outstanding Restricted Shares, Fair Value per Share | $ / shares	$ 1.04
Fair Value per Share 1.29
Outstanding Restricted Shares, Number	2,000,000
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)	2 months 15 days
Outstanding Restricted Shares, Fair Value per Share | $ / shares	$ 0.37